Current Assets - Receivables - Summary of Current Assets - Receivables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Current Assets Receivables [Abstract]
Interest receivable	$ 37,905	$ 56,032
GST receivable	136,239	105,124
Other receivable	391,142	34,417
Total current receivables	$ 565,286	$ 195,573	$ 207,701